Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Accounts Receivable, Net [Abstract]
ACCOUNTS RECEIVABLE, NET

4. ACCOUNTS RECEIVABLE, NET

Accounts receivable and the allowance for credit losses consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Accounts receivable	76,437	36,519	5,222
Less: allowance for credit losses	(16,874)	(18,034)	(2,579)
Accounts receivable, net	59,563	18,485	2,643

An analysis of the allowance for credit losses was as follows:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Balance at beginning of the year	(18,616)	(16,874)	(2,413)
Reversal (provision)	1,742	(1,369)	(196)
Write-off	—	209	30
Balance at the end of the year	(16,874)	(18,034)	(2,579)